T. ROWE PRICE DIVIDEND GROWTH ETF

March 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.4%
COMMUNICATION SERVICES 0.9%
Entertainment 0.9%
Walt Disney (1)	25,733	2,577
Total Communication Services		2,577
CONSUMER DISCRETIONARY 7.5%
Hotels Restaurants & Leisure 3.8%
Hilton Worldwide Holdings	24,260	3,417
Las Vegas Sands (1)	28,157	1,618
Marriott International, Class A	4,688	778
McDonald's	13,047	3,648
Yum! Brands	14,944	1,974
		11,435
Specialty Retail 3.0%
Home Depot	12,235	3,611
Ross Stores	38,743	4,112
Tractor Supply	5,792	1,361
		9,084
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Class B	17,105	2,098
		2,098
Total Consumer Discretionary		22,617
CONSUMER STAPLES 10.2%
Beverages 3.9%
Coca-Cola	60,943	3,780
Constellation Brands, Class A	7,948	1,796
Diageo, ADR	7,699	1,395
Keurig Dr Pepper	24,121	851
PepsiCo	21,554	3,929
		11,751
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale	3,457	1,717
Dollar General	19,153	4,031
Walmart	18,338	2,704
		8,452
Food Products 1.7%
McCormick	891	74
Mondelez International	73,052	5,093
		5,167
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 0.5%
Colgate-Palmolive	22,152	1,665
		1,665
Tobacco 1.3%
Philip Morris International	40,656	3,954
		3,954
Total Consumer Staples		30,989
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
EOG Resources	25,213	2,890
Exxon Mobil	34,628	3,797
TotalEnergies, ADR	25,561	1,510
Total Energy		8,197
FINANCIALS 15.4%
Banks 3.7%
Bank of America	114,625	3,278
JPMorgan Chase	39,859	5,194
Wells Fargo	71,446	2,671
		11,143
Capital Markets 3.1%
Charles Schwab	45,466	2,382
CME Group	3,917	750
Goldman Sachs Group	4,302	1,407
Morgan Stanley	37,036	3,252
S&P Global	4,026	1,388
		9,179
Consumer Finance 0.7%
American Express	13,210	2,179
		2,179
Financial Services 2.3%
Fidelity National Information Services	19,081	1,036
Visa, Class A	26,682	6,016
		7,052
Insurance 5.6%
Aon, Class A	9,321	2,939
Chubb	26,063	5,061
Hartford Financial Services Group	26,797	1,867
Marsh & McLennan	31,289	5,211
Progressive	13,636	1,951
		17,029
Total Financials		46,582
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 17.9%
Biotechnology 1.4%
AbbVie	26,805	4,272
		4,272
Health Care Equipment & Supplies 3.3%
Becton Dickinson	16,510	4,087
GE HealthCare Technologies (1)	20,006	1,641
Medtronic	10,077	812
Stryker	12,502	3,569
		10,109
Health Care Providers & Services 4.7%
Cigna	5,924	1,514
Elevance Health	5,289	2,432
McKesson	9,500	3,382
UnitedHealth Group	14,702	6,948
		14,276
Life Sciences Tools & Services 4.3%
Agilent Technologies	21,918	3,032
Danaher	18,987	4,785
Thermo Fisher Scientific	9,115	5,254
		13,071
Pharmaceuticals 4.2%
AstraZeneca, ADR	54,768	3,802
Eli Lilly	9,313	3,198
Johnson & Johnson	19,117	2,963
Zoetis	16,306	2,714
		12,677
Total Health Care		54,405
INDUSTRIALS & BUSINESS SERVICES 14.6%
Aerospace & Defense 1.6%
Howmet Aerospace	43,851	1,858
Northrop Grumman	6,691	3,089
		4,947
Air Freight & Logistics 0.6%
United Parcel Service, Class B	9,830	1,907
		1,907
Building Products 0.6%
Trane Technologies	9,683	1,782
		1,782
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.1%
Waste Connections	23,107	3,214
		3,214
Ground Transportation 2.3%
JB Hunt Transport Services	9,393	1,648
Old Dominion Freight Line	5,526	1,883
Union Pacific	17,533	3,529
		7,060
Industrial Conglomerates 4.3%
General Electric	46,883	4,482
Honeywell International	21,332	4,077
Roper Technologies	10,083	4,443
		13,002
Machinery 2.2%
Cummins	6,575	1,571
Illinois Tool Works	9,466	2,304
Otis Worldwide	17,732	1,496
Stanley Black & Decker	17,431	1,405
		6,776
Professional Services 1.9%
Automatic Data Processing	7,569	1,685
Broadridge Financial Solutions	18,028	2,643
Equifax	6,503	1,319
		5,647
Total Industrials & Business Services		44,335
INFORMATION TECHNOLOGY 16.4%
Electronic Equipment, Instruments & Components 1.6%
Amphenol, Class A	28,176	2,302
TE Connectivity	19,410	2,546
		4,848
IT Services 1.8%
Accenture, Class A	19,042	5,443
		5,443
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials	17,943	2,204
KLA	5,346	2,134
Microchip Technology	21,005	1,760
QUALCOMM	7,751	989
Texas Instruments	23,707	4,409
		11,496
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Software 5.1%
Microsoft	54,226	15,633
		15,633
Technology Hardware, Storage & Peripherals 4.1%
Apple	74,990	12,366
		12,366
Total Information Technology		49,786
MATERIALS 4.7%
Chemicals 3.3%
Air Products & Chemicals	5,563	1,598
Linde	10,415	3,702
Nutrien	21,842	1,613
RPM International	11,559	1,008
Sherwin-Williams	9,517	2,139
		10,060
Containers & Packaging 1.4%
Avery Dennison	14,350	2,568
Ball	31,749	1,750
		4,318
Total Materials		14,378
REAL ESTATE 2.8%
Industrial REITs 0.6%
Rexford Industrial Realty, REIT	30,079	1,794
		1,794
Residential REITs 1.1%
Equity Residential, REIT	53,285	3,197
		3,197
Specialized REITs 1.1%
American Tower, REIT	15,484	3,164
Crown Castle International, REIT	2,133	286
		3,450
Total Real Estate		8,441
UTILITIES 3.3%
Electric Utilities 0.3%
NextEra Energy	12,194	940
		940
Gas Utilities 0.6%
Atmos Energy	14,984	1,684
		1,684
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 2.4%
Ameren	35,155	3,037
CMS Energy	40,781	2,503
WEC Energy Group	19,340	1,833
		7,373
Total Utilities		9,997
Total Common Stocks (Cost $280,989)		292,304
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
State Street Institutional U.S. Government Money Market Fund, 4.70% (2)	11,208,263	11,208
Total Short-Term Investments (Cost $11,208)		11,208
Total Investments in Securities 100.1% of Net Assets (Cost $292,197)		$303,512
Other Assets Less Liabilities (0.1%)		(257)
Net Assets 100.0%		$303,255

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  Dividend Growth ETF (the fund)is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  2  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF786-054Q1
03/2023